Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions

3. Acquisitions

On November 2, 2012, we acquired a 33.33% interest in the Eagle Ford system from DCP Midstream, LLC and a $43 million fixed price commodity derivative hedge (referred to as the NGL Hedge) for a three-year period for aggregate consideration of $438 million, less customary working capital and other purchase price adjustments of $7 million. $343 million of the consideration was financed with a 2-year Term Loan Agreement and $88 million was financed by the issuance at closing of an aggregate 1,912,663 of our common units to DCP Midstream, LLC. The $156 million excess purchase price over the carrying value of the acquired investment was recorded as a decrease in common unitholders’ equity.

On March 28, 2013, we acquired an additional 46.67% interest the Eagle Ford system from DCP Midstream, LLC and an $87 million fixed price commodity derivative hedge for a three-year period for aggregate consideration of $626 million, plus customary working capital and other purchase price adjustments. $490 million of the consideration was financed with the net proceeds from our 3.875% 10-year Senior Notes offering, $125 million was financed by the issuance at closing of an aggregate 2,789,739 of our common units to DCP Midstream, LLC and the remaining $11 million was paid with cash on hand.

On December 5, 2012, the Eagle Ford system announced the construction of the Goliad plant, a cryogenic plant that will serve the Eagle Ford shale. The Goliad plant will have gas processing capacity of 200 MMcf/d and will be part of the Eagle Ford system. The Eagle Ford system acquired working capital and construction work in progress from DCP Midstream, LLC for $107 million. The purchase price comprised of a payment of $57 million for construction work in progress and working capital and a $50 million incremental payment for preformation capital expenditures . We contributed $19 million to the Eagle Ford system for our initial 33.33% interest in the project, plus an incremental payment of $17 million as reimbursement for 33.33% of preformation capital expenditures. DCP Midstream, LLC also provided an $8 million two-year direct commodity price hedge (also referred to as the NGL Hedge) for our 33.33% interest in the project. The excess purchase price over the carrying value of the acquired net assets by the Eagle Ford system of $9 million was recorded as a decrease in common unitholders’ equity. On March 28, 2013, we also reimbursed DCP Midstream, LLC $50 million for 46.67% of the capital spent to date by the Eagle Ford system for the construction of the Goliad plant, plus an incremental payment of $23 million as reimbursement for 46.67% of preformation capital expenditures. The excess purchase price over the carrying value of the additional acquired net assets by the Eagle Ford system of $23 million was recorded as a decrease in predecessor equity, and $10 million was recorded as a decrease in noncontrolling interests. The Goliad plant will be constructed and funded by the Eagle Ford system. Our total investment will be approximately $230 million, net of the noncontrolling interest portion of $60 million, which includes the new Goliad plant, a gathering system feeding the plant and ancillary support facilities including compression, liquids handling and residue pipeline interconnect facilities. The Goliad plant is expected to be completed in the first quarter of 2014.

Prior to the acquisition of the additional interest in the Eagle Ford system, we owned a 33.33% interest which we accounted for as an unconsolidated affiliate using the equity method of accounting. The acquisition of the additional interest in the Eagle Ford system represents a transaction between entities under common control and a change in reporting entity. Accordingly, our consolidated financial statements have been adjusted to retrospectively include the historical results of our 80% interest in the Eagle Ford system for all periods presented, similar to the pooling method. Our interest in the Eagle Ford system is included in our Natural Gas Services segment.

On March 30, 2012, we acquired the remaining 66.67% interest in Southeast Texas and commodity derivative hedge instruments (also referred to as the NGL Hedge) related to the Southeast Texas storage business for consideration of $240 million, subject to working capital and other customary purchase price adjustments. $192 million of the consideration was financed with a portion of the net proceeds from our 4.95% 10-year Senior Notes offering. The remaining $48 million consideration was financed by the issuance at closing of an aggregate of 1,000,417 of our common units to DCP Midstream, LLC. DCP Midstream, LLC also provided fixed price NGL commodity derivatives, valued at $40 million, for the three year period subsequent to closing the newly acquired interest. The $9 million deficit purchase price under the carrying value of the acquired net assets and the $48 million of common units issued as consideration for this acquisition were recorded as an increase in common unitholders’ equity. Prior to the acquisition of the additional interest in Southeast Texas, we owned a 33.33% interest which we accounted for as an unconsolidated affiliate using the equity method. Certain of the NGL commodity derivatives were valued at $25 million and represent consideration for the termination of a fee-based storage arrangement we had with DCP Midstream, LLC in conjunction with our initial 33.33% interest in Southeast Texas; the remaining portion of the commodity derivatives, valued at $15 million, mitigate a portion of our currently anticipated commodity price risk associated with the gathering and processing portion of the 66.67% interest in Southeast Texas acquired on March 30, 2012. The acquisition of the remaining 66.67% interest in Southeast Texas represents a transaction between entities under common control and a change in reporting entity. Accordingly, our consolidated financial statements have been adjusted to retrospectively include the historical results of our 100% interest in Southeast Texas and the commodity derivative hedge instruments associated with the storage business for all periods presented, similar to the pooling method.

    Historical Financial Information

The results of our 80% interest in the Eagle Ford system are included in the consolidated balance sheet as of December 31, 2012. The following table presents the previously reported December 31, 2012 consolidated balance sheet, adjusted for the acquisition of the additional 46.67% interest in the Eagle Ford system from DCP Midstream, LLC:

As of December 31, 2012

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Eagle Ford system (b)	Remove Eagle Ford system Investment in Unconsolidated Affiliate (c)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$1	$1	$—	$2
Accounts receivable	182	57	—	239
Inventories	75	1	—	76
Other	51	—	—	51

Total current assets	309	59	—	368
Property, plant and equipment, net	1,727	823	—	2,550
Goodwill and intangible assets, net	291	—	—	291
Investments in unconsolidated affiliates	558	1	(255)	304
Other non-current assets	87	3	—	90

Total assets	$2,972	$886	$(255)	$3,603

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$234	$111	$—	$345
Long-term debt	1,620	—	—	1,620
Other long-term liabilities	35	9	—	44

Total liabilities	1,889	120	—	2,009

Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	1,063	612	(255)	1,420
Accumulated other comprehensive loss	(15)	—	—	(15)

Total partners’ equity	1,048	612	(255)	1,405
Noncontrolling interests	35	154	—	189

Total equity	1,083	766	(255)	1,594

Total liabilities and equity	$2,972	$886	$(255)	$3,603

(a)	Amounts as previously reported with 33.33% of the Eagle Ford system presented within investments in unconsolidated affiliates.
(b)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.
(c)	Adjustments to remove the Eagle Ford system 33.33% investment in unconsolidated affiliates.

The results of our 100% interest in Southeast Texas and our 80% interest in the Eagle Ford system are included in the consolidated balance sheet as of December 31, 2011. The following table presents the previously reported December 31, 2011 consolidated balance sheet, adjusted for the acquisitions of the remaining 66.67% interest in Southeast Texas and our 80% interest in the Eagle Ford system from DCP Midstream, LLC:

As of December 31, 2011

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)		Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
				(Millions	)
ASSETS
Current assets:
Cash and cash equivalents	$7	$1	$—	$8		$—	$8
Accounts receivable	161	54	—	215		17	232
Inventories	65	23	—	88		2	90
Other	7	36	—	43		—	43

Total current assets	240	114	—	354		19	373
Property, plant and equipment, net	1,182	317	—	1,499		615	2,114
Goodwill and intangible assets, net	256	43	—	299		—	299
Investments in unconsolidated affiliates	209	—	(102)	107		1	108
Other non-current assets	17	1	—	18		—	18

Total assets	$1,904	$475	$(102)	$2,277		$635	$2,912

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$269	$111	$—	$380		$162	$542
Long-term debt	747	—	—	747		—	747
Other long-term liabilities	47	5	—	52		9	61

Total liabilities	1,063	116	—	1,179		171	1,350

Commitments and contingent liabilities
Equity:
Partners’ equity
Net equity	650	361	(104)	907		370	1,277
Accumulated other comprehensive loss	(21)	(2)	2	(21)		—	(21)

Total partners’ equity	629	359	(102)	886		370	1,256
Noncontrolling interests	212	—	—	212		94	306

Total equity	841	359	(102)	1,098		464	1,562

Total liabilities and equity	$1,904	$475	$(102)	$2,277		$635	$2,912

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove the Southeast Texas 33.33% investment in unconsolidated affiliates.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.

The results of our 80% interest in the Eagle Ford system are included in the consolidated statements of operations for the year ended December 31, 2012. The following table presents the previously reported consolidated statements of operations for the year ended December 31, 2012 adjusted for the acquisition of the additional 46.67% interest in the Eagle Ford system from DCP Midstream, LLC:

Year Ended December 31, 2012

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Eagle Ford system (b)	Remove Eagle Ford system Equity Earnings (c)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Sales of natural gas, propane, NGLs and condensate	$1,466	$993	$—	$2,459
Transportation, processing and other	185	47	—	232
Losses from commodity derivative activity, net	70	—	—	70

Total operating revenues	1,721	1,040	—	2,761

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,301	876	—	2,177
Operating and maintenance expense	123	70	—	193
Depreciation and amortization expense	64	25	—	89
General and administrative expense	46	28	—	74

Total operating costs and expenses	1,534	999	—	2,533

Operating income	187	41	—	228
Interest expense, net	(42)	—	—	(42)
Earnings from unconsolidated affiliates	29	—	(3)	26

Income before income taxes	174	41	(3)	212
Income tax expense	(1)	—	—	(1)

Net income	173	41	(3)	211
Net income attributable to noncontrolling interests	(5)	(8)	—	(13)

Net income attributable to partners	$168	$33	$(3)	$198

(a)	Amounts as previously reported with 33.33% of the Eagle Ford system presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.
(c)	Adjustments to remove the Eagle Ford system equity earnings at 33.33% from the date of acquisition through December 31, 2012.

The results of our 100% interest in Southeast Texas and our 80% interest in the Eagle Ford system are included in the consolidated statements of operations for the years ended December 31, 2011 and 2010. The following tables present the previously reported consolidated statements of operations for the years ended December 31, 2011 and 2010 adjusted for the acquisitions of the remaining 66.67% interest in Southeast Texas and our 80% interest in the Eagle Ford system from DCP Midstream, LLC:

Year Ended December 31, 2011

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Equity Earnings (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)	Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating costs and expenses:
Sales of natural gas, propane, NGLs and condensate	$1,413	$765	$—	$2,178	$1,309	$3,487
Transportation, processing and other	163	9	—	172	33	205
(Losses) gains from commodity derivative activity, net	(6)	14	—	8	—	8

Total operating revenues	1,570	788	—	2,358	1,342	3,700

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,230	703	—	1,933	1,167	3,100
Operating and maintenance expense	106	20	—	126	62	188
Depreciation and amortization expense	81	20	—	101	32	133
General and administrative expense	37	11	—	48	27	75
Other income	(1)	—	—	(1)	—	(1)

Total operating costs and expenses	1,453	754	—	2,207	1,288	3,495

Operating income	117	34	—	151	54	205
Interest expense, net	(34)	—	—	(34)	—	(34)
Earnings from unconsolidated affiliates	37	—	(14)	23	—	23

Income before income taxes	120	34	(14)	140	54	194
Income tax expense	—	—	—	—	(1)	(1)

Net income	120	34	(14)	140	53	193
Net income attributable to noncontrolling interests	(19)	—	—	(19)	(11)	(30)

Net income attributable to partners	$101	$34	$(14)	$121	$42	$163

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.

Year Ended December 31, 2010

	DCP Midstream Partners, LP (As reported on 2011 Form 10-K filed on 2/29/12) (a)	Consolidate Southeast Texas system (b)	Remove Southeast Texas Equity Earnings (c)	DCP Midstream Partners, LP (As reported on Form 8-K filed on 6/14/12)	Consolidate Eagle Ford system (d)	Consolidated DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating costs and expenses:
Sales of natural gas, propane, NGLs and condensate	$1,163	$812	$—	$1,975	$1,063	$3,038
Transportation, processing and other	115	15	—	130	30	160
(Losses) gains from commodity derivative activity, net	(9)	12	—	3	—	3

Total operating revenues	1,269	839	—	2,108	1,093	3,201

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,032	751	—	1,783	975	2,758
Operating and maintenance expense	80	18	—	98	57	155
Depreciation and amortization expense	73	15	—	88	27	115
General and administrative expense	34	12	—	46	20	66
Step acquisition — equity interest re-measurement gain	(9)	—	—	(9)	—	(9)
Other income	(4)	(1)	—	(5)	—	(5)

Total operating costs and expenses	1,206	795	—	2,001	1,079	3,080

Operating income	63	44	—	107	14	121
Interest expense, net	(29)	—	—	(29)	—	(29)
Earnings from unconsolidated affiliates	38	—	(14)	24	(1)	23

Income before income taxes	72	44	(14)	102	13	115
Income tax expense	(1)	(1)	—	(2)	—	(2)

Net income	71	43	(14)	100	13	113
Net income attributable to noncontrolling interests	(9)	—	—	(9)	(3)	(12)

Net income attributable to partners	$62	$43	$(14)	$91	$10	$101

(a)	Amounts as previously reported with 33.33% of Southeast Texas’ results presented within earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.
(d)	Adjustments to present the Eagle Ford system on a consolidated basis with a 20% noncontrolling interest.

The currently reported results are not intended to reflect actual results that would have occurred if the acquired business had been consolidated during the period presented.

On July 3, 2012, we acquired the Crossroads processing plant and associated gathering system from Penn Virginia Resource Partners, L.P. for $63 million. The acquisition was financed at closing with borrowings under our revolving credit facility. The Crossroads system, located in the southeastern portion of Harrison County in East Texas, includes approximately 8 miles of gas gathering pipeline, an 80 MMcf/d cryogenic processing plant, approximately 20 miles of NGL pipeline and a 50% ownership interest in an approximately 11-mile residue gas pipeline, or CrossPoint Pipeline, LLC, which we have accounted for as an unconsolidated affiliate using the equity method. The Crossroads system is a part of our East Texas system, which is included in our Natural Gas Services segment.

We have accounted for the Crossroads business combination based on estimates of the fair value of assets acquired and liabilities assumed, including: property, plant and equipment; the equity investment in CrossPoint Pipeline, LLC; a liability for a firm transportation agreement which expires in 2015; and a gas purchase agreement under which a portion of those firm transportation payments are recoverable. Expected cash payments and receipts have been recorded at their estimated fair value and are included in other current liabilities, other long-term liabilities, and accounts receivable as of the acquisition date. The preliminary estimates of the fair value of identifiable assets acquired and liabilities assumed are subject to revisions, which may result in adjustments to the preliminary values as additional information relative to the fair value of assets and liabilities becomes available. The values assigned to the assets acquired and liabilities assumed may change in subsequent financial statements pending the final estimates of fair value. The following table summarizes the aggregate consideration and fair value of the identifiable assets acquired and liabilities assumed in the acquisition of Crossroads as of the acquisition date:

July 3, 2012
(Millions)
Aggregate consideration	$63

Accounts receivable	$4
Property, plant and equipment	63
Investments in unconsolidated affiliates	6
Other current liabilities	(4)
Other long-term liabilities	(6)

Total	$63

The results of operations for acquisitions accounted for as a business combination are included in our results subsequent to the date of acquisition. Accordingly, total operating revenues of $22 million and net income of $1 million associated with Crossroads from the acquisition date to December 31, 2012 are included in our consolidated statement of operations.

Supplemental pro forma information is presented for comparative periods prior to the date of acquisition; however, comparative periods in the consolidated financial statements are not adjusted to include the results of the acquisition. The following tables present unaudited supplemental pro forma information for the consolidated statement of operations for the years ended December 31, 2012 and 2011, as if the acquisition of Crossroads had occurred at the beginning of the earliest period presented.

	Year Ended December 31, 2012
	DCP Midstream Partners, LP	Acquisition of Crossroads (a)	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$2,761	$27	$2,788
Net income attributable to partners	$198	$2	$200
Less:
Net income attributable to predecessor operations	(32)	—	(32)
General partner’s interest in net income	(41)	—	(41)

Net income allocable to limited partners	$125	$2	$127

Net income per limited partner unit — basic and diluted	$2.28	$0.03	$2.31

(a)	The year ended December 31, 2012 includes the financial results of Crossroads for the period from January 1, 2012 through July 2, 2012.

	Year Ended December 31, 2011
	DCP Midstream Partners, LP	Acquisition of Crossroads	DCP Midstream Partners, LP Pro Forma
	(Millions)
Total operating revenues	$3,700	$114	$3,814
Net income attributable to partners	$163	$4	$167
Less:
Net income attributable to predecessor operations	(63)	—	(63)
General partner’s interest in net income	(25)	—	(25)

Net income allocable to limited partners	$75	$4	$79

Net income per limited partner unit — basic	$1.73	$0.09	$1.82
Net income per limited partner unit — diluted	$1.72	$0.09	$1.81

The supplemental pro forma total operating revenues for the year ended December 31, 2012 was adjusted to eliminate $5 million related to a contractual gas processing arrangement between us and Crossroads during the period.

The supplemental pro forma information is not intended to reflect actual results that would have occurred if the acquired business had been combined during the periods presented, nor is it intended to be indicative of the results of operations that may be achieved by us in the future.

On July 2, 2012, we acquired the minority ownership interests in two non-operated Mont Belvieu fractionators, or the Mont Belvieu fractionators, from DCP Midstream, LLC for aggregate consideration of $200 million, plus $5 million in working capital and other customary purchase price adjustments. $60 million of the aggregate consideration was financed by the issuance at closing of 1,536,098 of our common units to DCP Midstream, LLC. We entered into a 2-year Term Loan Agreement to fund the remaining $140 million. The $175 million excess purchase price over the carrying value of the acquired investments was recorded as a decrease in common unitholders’ equity. The minority ownership interests include a 12.5% interest in the Enterprise fractionator, which is operated by Enterprise Products Partners L.P., and a 20% interest in the Mont Belvieu 1 fractionator, which is operated by ONEOK Partners. We have accounted for the results of the minority ownership interests in the Mont Belvieu fractionators prospectively from the date of acquisition. The Mont Belvieu fractionators are accounted for as unconsolidated affiliates using the equity method and are included in our NGL Logistics segment.

On April 12, 2012, we acquired a 10% ownership interest in the Texas Express Pipeline joint venture from the operator, Enterprise Products Partners, L.P., or Enterprise, representing an approximate investment of $85 million in the joint venture. At closing, we paid $11 million for our 10% ownership interest in the Texas Express Pipeline joint venture, representing our proportionate share of the investment through the closing date, and will be responsible for spending an approximate $75 million for our share of the remaining construction costs of the pipeline. Originating near Skellytown in Carson County, Texas, the 20-inch diameter Texas Express Pipeline will extend approximately 580 miles to Enterprise’s natural gas liquids fractionation and storage complex at Mont Belvieu, Texas, and will provide access to other third party facilities in the area. The Texas Express Pipeline will have an initial capacity of approximately 280 MBbls/d and as of December 31, 2012, has in place long-term, fee-based, ship-or-pay transportation commitments of 252 MBbls/d, including a commitment from DCP Midstream, LLC of 20 MBbls/d. The pipeline is expected to be completed in mid-2013.

On January 3, 2012, we acquired the remaining 49.9% interest in East Texas from DCP Midstream, LLC for consideration of $165 million, subject to working capital and other customary purchase price adjustments. $132 million of the consideration was financed with proceeds from a 2-year Term Loan Agreement. The remaining $33 million consideration was financed by the issuance at closing of an aggregate of 727,520 of our common units to DCP Midstream, LLC. The $23 million deficit purchase price under the carrying value of the acquired net assets and the $33 million of common units issued as consideration for this acquisition were recorded as an increase in common unitholders’ equity. Prior to the contribution of the additional interest in East Texas, we owned a 50.1% interest which we accounted for as a consolidated subsidiary. The contribution of the remaining 49.9% interest in East Texas represents a transaction between entities under common control, but does not represent a change in reporting entity. Accordingly, we have included the results of the remaining 49.9% interest in East Texas prospectively from the date of contribution.